STOCK-BASED COMPENSATION - Option outstanding (Details)	12 Months Ended
Jun. 30, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Options, Number (in shares)	109,520
Stock Option One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Options, Average Exercise Price | $ / shares	$ 14.80
Outstanding Options, Number (in shares)	29,520
Outstanding Options, Average Remaining Contractual life (Years)	1 year 8 months 27 days
Exercisable Options, Average Exercise Price | $ / shares	$ 14.80
Exercisable Options, Number (in shares)	29,520
Exercisable Options, Average Remaining Contractual life (years)	1 year 8 months 27 days
Stock Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Options, Average Exercise Price | $ / shares	$ 8.25
Outstanding Options, Number (in shares)	80,000
Outstanding Options, Average Remaining Contractual life (Years)	4 years 7 months 2 days
Exercisable Options, Average Exercise Price | $ / shares	$ 8.25
Exercisable Options, Number (in shares)	80,000
Exercisable Options, Average Remaining Contractual life (years)	4 years 7 months 2 days